Financing Receivables (Impaired Financing Receivables) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	¥ 924	¥ 1,059
Related Allowance	528	760
Unpaid Principal Balance	924	1,059
Average Recorded Investment	1,327	1,132
Recorded Investment	0	0
Related Allowance	528	760
Unpaid Principal Balance	¥ 0	0
Average Recorded Investment		¥ 543